CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 1,269,657	$ 984,367	$ 757,667
Cost of Revenues	488,579	313,019	194,820
Gross profit	781,078	671,348	562,847
Research and development, net	424,937	320,278	250,791
Selling and marketing	512,027	438,210	307,718
General and administrative	169,648	111,915	85,922
Total operating expenses	1,106,612	870,403	644,431
Operating loss	(325,534)	(199,055)	(81,584)
Financial income (expenses), net	271,943	47,059	(3,621)
Other income	584	118	55
Loss before taxes on income	(53,007)	(151,878)	(85,150)
Taxes on income	64,202	14,989	2,598
Net loss	(117,209)	(166,867)	(87,748)
Other comprehensive loss:
Unrealized gains (loss) from marketable securities, net	(4,701)	2,916	1,167
Unrealized gains (loss) on cash flow hedge, net	(5,761)	5,133	1,881
Other comprehensive income (loss) for the year, net	(10,462)	8,049	3,048
Total comprehensive loss	$ (127,671)	$ (158,818)	$ (84,700)
Basic and diluted net loss per ordinary share	$ (2.06)	$ (3.07)	$ (1.74)
Creative Subscription [Member]
Revenues	$ 950,299	$ 783,456	$ 644,491
Cost of Revenues	232,619	167,539	120,905
Business Solutions [Member]
Revenues	319,358	200,911	113,176
Cost of Revenues	$ 255,960	$ 145,480	$ 73,915